Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Apr. 10, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000016319 [Member]
Account Value [Line Items]
Account Value	$ 21,581	$ 19,110	$ 17,638	$ 19,682	$ 15,135	$ 13,909	$ 13,379	$ 12,161		$ 10,792	$ 10,733	$ 10,000
C000016321 [Member]
Account Value [Line Items]
Account Value	21,993	19,435	17,911	19,964	15,307	14,048	13,479	12,234		10,828	10,759	10,000
C000016320 [Member]
Account Value [Line Items]
Account Value	19,832	17,609	16,287	18,225	14,053	12,943	12,486	11,373		10,125	10,096	9,425
C000016324 [Member]
Account Value [Line Items]
Account Value	19,521	17,472	16,285	18,359	14,258	13,227	12,852	11,817		10,587	10,627	10,000
C000016318 [Member]
Account Value [Line Items]
Account Value	20,514	18,254	16,948	19,018	14,677	13,570	13,110	11,983		10,681	10,678	10,000
C000189654 [Member]
Account Value [Line Items]
Account Value	19,012	16,804	15,464	17,237	13,234	12,129	11,654	10,571	$ 10,000
C000131619 [Member]
Account Value [Line Items]
Account Value	22,336	19,725	18,144	20,171	15,449	14,150	13,571	12,296		10,864	10,765	10,000
C000016333 [Member]
Account Value [Line Items]
Account Value	16,404	14,998	14,557	15,889	13,456	12,472	11,929	11,329		10,701	10,389	10,000
C000016335 [Member]
Account Value [Line Items]
Account Value	16,731	15,267	14,788	16,135	13,615	12,593	12,043	11,416		10,742	10,404	10,000
C000016334 [Member]
Account Value [Line Items]
Account Value	15,087	13,826	13,453	14,747	12,520	11,633	11,155	10,620		10,038	9,776	9,425
C000016338 [Member]
Account Value [Line Items]
Account Value	14,860	13,712	13,436	14,825	12,682	11,877	11,484	11,012		10,485	10,284	10,000
C000016332 [Member]
Account Value [Line Items]
Account Value	15,627	14,355	13,974	15,362	13,064	12,167	11,714	11,176		10,589	10,340	10,000
C000189656 [Member]
Account Value [Line Items]
Account Value	15,176	13,850	13,416	14,636	12,353	11,428	10,910	10,342	10,000
C000131621 [Member]
Account Value [Line Items]
Account Value	16,983	15,473	14,965	16,304	13,761	12,709	12,115	11,466		10,774	10,415	10,000
C000016325 [Member]
Account Value [Line Items]
Account Value	18,993	17,065	16,116	17,900	14,356	13,241	12,688	11,762		10,720	10,548	10,000
C000016327 [Member]
Account Value [Line Items]
Account Value	19,398	17,397	16,369	18,148	14,526	13,371	12,789	11,833		10,748	10,569	10,000
C000016326 [Member]
Account Value [Line Items]
Account Value	17,452	15,738	14,872	16,571	13,312	12,322	11,835	10,997		10,046	9,909	9,425
C000016330 [Member]
Account Value [Line Items]
Account Value	17,191	15,615	14,854	16,672	13,494	12,591	12,188	11,405		10,486	10,442	10,000
C000016331 [Member]
Account Value [Line Items]
Account Value	18,056	16,333	15,460	17,286	13,914	12,911	12,429	11,587		10,603	10,500	10,000
C000189655 [Member]
Account Value [Line Items]
Account Value	17,129	15,362	14,456	16,048	12,829	11,828	11,312	10,467	10,000
C000131620 [Member]
Account Value [Line Items]
Account Value	19,659	17,628	16,560	18,332	14,645	13,458	12,852	11,873		10,782	10,586	10,000
Russell 3000 [Member]
Account Value [Line Items]
Account Value	32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498		11,623	11,128	10,000
Russell 3000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	25,496	21,059	18,694	20,177	14,545	13,112	12,248	10,523	10,000
Bloomberg U.S. Aggregate [Member]
Account Value [Line Items]
Account Value	11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837		10,893	10,282	10,000
S&P 500 [Member]
Account Value [Line Items]
Account Value	34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629		11,745	11,121	10,000
Bloomberg U.S. 1-3 Month Treasury Bill [Member]
Account Value [Line Items]
Account Value	11,653	11,044	10,610	10,582	10,576	10,440	10,206	10,067		$ 10,017	$ 10,001	$ 10,000
Bloomberg U.S. Aggregate (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	10,998	10,465	10,829	11,916	12,000	10,897	10,082	10,164	10,000
S&P 500 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	26,602	21,778	19,270	20,208	14,810	13,228	12,250	10,539	10,000
Bloomberg U.S. 1-3 Month Treasury Bill (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Account Value	$ 11,604	$ 10,998	$ 10,566	$ 10,539	$ 10,532	$ 10,397	$ 10,163	$ 10,026	$ 10,000